Expense Example - Discipline Fund ETF - Discipline Fund ETF Class	Oct. 16, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	89
Expense Example, with Redemption, 5 Years	159
Expense Example, with Redemption, 10 Years	$ 364